Short-Term Bank Loans	6 Months Ended
Mar. 31, 2024
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

NOTE 12 — SHORT-TERM BANK LOANS

Short-term bank loans consist of the following:

		As of
	Note	March 31, 2024	September 30, 2023
		(Unaudited)
Short-term bank loans:
Jiangxi Luling Rural Commercial Bank (“LRC Bank”)	(1)	$1,384,984	$2,467,105
Bank of Communications Co., Ltd	(2)	1,246,486	1,233,553
Zhujiang Rural Bank	(3)	415,495	411,184
Beijing Bank	(4)	1,384,984	1,370,614
Total short-term loans		$4,431,949	$5,482,456

(1)

On March 13, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,096,491) as working capital for one year, with the maturity date on March 12, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On June 15, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,384,984) as working capital for eleven months, with the maturity date on May 14, 2024. The fixed interest rate of the loan was 4.56% per annum. Mr. Gang Lai signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was subsequently fully repaid upon maturity.

(2)	On June 15, 2023, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB9 million (equivalent to $1,246,486) as working capital for eleven months, with the maturity date on May 18, 2024. The fixed interest rate of the loan was 4.0% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan. The loan was subsequently fully repaid upon maturity.

(3)	On May 5, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB 3 million (equivalent to $415,495) as working capital for one year, with the maturity date on May 4, 2024. The fixed interest rate of the loan was 3.65% per annum. The Company pledged certain patents owned by the Company as collateral to guarantee this loan. The loan was subsequently fully repaid upon maturity.

(4)	On July 24, 2023, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB 10 million (equivalent to $1,384,984) as working capital for one year, with the maturity date on July 18, 2024. The fixed interest rate of the loan was 4.25% per annum. There was no guarantee requirement for this loan. The loan was subsequently fully repaid upon maturity.